Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Disclosure Intangible Assets Tables Abstract
Schedule of Intangible Assets

The Company’s intangible assets consist of intellectual property acquired from LAT Pharma, Inc. and are amortized over their estimated useful lives. The following is a summary of the intangible assets as of March 31, 2020 and June 30, 2019:

	March 31, 2020	June 30, 2019

Intellectual Property	$2,293,770	$2,293,770
Less Accumulated Amortization	(911,199)	(739,167)
Intellectual Property, Net	$1,382,571	$1,554,603

Intellectual property, stated at cost, less accumulated amortization consists of the following:

	June 30, 2019	June 30, 2018

Intellectual Property	$2,293,770	$2,293,770
Less Accumulated Amortization	(739,167)	(509,790)
Intellectual Property, Net	$1,554,603	$1,783,980

Schedule of Future expected Amortization of intangible assets

Estimated future amortization expense is as follows:

Year ending June 30, 2020 (Remaining three months)	$57,344
2021	229,377
2022	229,377
2023	229,377
2024	229,377
2025	229,377
Thereafter	178,342
$1,382,571
Estimated future amortization expense is as follows:
Year ending June 30,
2020	229,377
2021	229,377
2022	229,377
2023	229,377
2024	229,377
Thereafter	407,718
$1,554,603